Commitments and Contingencies (Details Narrative) - USD ($)				12 Months Ended
	Jan. 28, 2022	Feb. 03, 2021	Apr. 17, 2019	Dec. 31, 2021	Dec. 31, 2020
Value of common stock for service rendered				$ 2,164,000	$ 1,013,886
Ketan Thakker [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Legal proceeding description	On January 28, 2022, a final settlement of $150,000 was reached, which is scheduled to be paid on April 28, 2022.
Payments for legal settlement	$ 150,000
Dupree Productions, LLC [Member]
Arbitrator awarded description		The arbitrator awarded DuPree Productions $195,000
Attorney's fees				$ 24,000
Dupree Productions, LLC [Member] | Ketan Thakker [Member] | Compensate Services [Member]
Value of common stock for service rendered			$ 60,000
Dupree Productions, LLC [Member] | Ketan Thakker [Member] | Advertising and Endorsement Services [Member]
Value of common stock for service rendered			$ 195,000